Stock-based Compensation - Additional Information (Detail)											9 Months Ended		12 Months Ended
	May 31, 2017 $ / shares shares	May 02, 2017 shares	Sep. 29, 2016 shares	Jul. 29, 2016 $ / shares shares	Jul. 26, 2016	Jul. 25, 2016 $ / shares shares	Jul. 06, 2016 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares shares	Aug. 31, 2015 $ / shares shares	Jun. 12, 2014 $ / shares shares	Sep. 30, 2017 USD ($) Plan $ / shares shares	Sep. 30, 2016	Dec. 31, 2016 USD ($) Plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders equity reverse stock split ratio			0.33
Number of equity incentive plans | Plan											2		2
Total Shares Outstanding											2,484,286		896,662	713,659	302,015
Unrecognized share-based compensation expense, weighted-average recognition period											2 years 3 months 19 days		2 years 1 month 6 days
Number of Shares, Granted											1,711,196		290,399	441,288
Weighted average exercise price per share | $ / shares											$ 1.49		$ 2.51	$ 6.01
Number of shares remaining forfeited											123,572		107,396	29,644
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeitures rate											8.00%	8.00%	8.00%	4.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeitures rate											0.00%	0.00%	0.00%	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													10 years
Option awards assumptions, method used											Black-Scholes pricing model		Black-Scholes pricing model
Weighted-average estimated fair value of options granted | $ / shares											$ 1.03		$ 1.79	$ 3.96
Intrinsic value of options outstanding | $											$ 5,507		$ 0	$ 0
Intrinsic value of options vested and unvested expected to vest | $											$ 4,951		$ 0
Stock options vested											229,501		218,688	75,455
Total weighted average grant date fair value | $ / shares											$ 5.40		$ 1,563,378	$ 1,185,128
Intrinsic value of options exercisable | $													$ 0
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													4 years
Employee Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time period for vesting grants in installments on monthly basis													Monthly thereafter for the remaining three years
Employee Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting term													Monthly vesting beginning month-one after the grant and monthly thereafter.
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													1 year
Weighted-average estimated fair value of options granted | $ / shares										$ 16.05
Issuance of restricted stock units										14,832	350,000		165,829
Vested											10,920
Total RSUs forfeited											7,500		12,883
Intrinsic value shares, RSUs outstanding | $											$ 443,932		$ 135,043
Intrinsic value amount, RSUs unvested and vested expected to vest | $											$ 370,747		$ 133,042
RSUs outstanding											360,920		174,249	25,752	83,755
Weighted-average estimated fair value of options granted | $ / shares											$ 1.87		$ 2.68	$ 15.12	$ 15.43
RSUs [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested													4,449
Total RSUs forfeited													10,383
Stock Options and RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, stock options | $											$ 2,128,000		$ 1,611,000
Performance Stock Options [Member}
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting											100.00%
Performance RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting											100.00%
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders equity reverse stock split ratio			0.33
Total stock options and RSUs authorized						333,333
2013 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price per share | $ / shares						$ 1.95
Number of shares remaining forfeited											16,950
2013 Equity Incentive Plan [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares								$ 2.87	$ 4.40
Number of Shares, Granted								33,333	33,333
Weighted average exercise price per share | $ / shares								$ 4.02	$ 6.03
Number of shares remaining forfeited											50,333
2013 Equity Incentive Plan [Member] | Performance Stock Options granted on August 31, 2015 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested											6,333
2013 Equity Incentive Plan [Member] | Performance Stock Options Granted on February 29, 2016 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested											10,000
2013 Equity Incentive Plan [Member] | RSUs [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year
Percentage of Overall Stock Grant Subject to Vesting						100.00%
Restricted stock units, grant date fair value | $ / shares						$ 1.95
Restricted stock unit award, shares						25,000
2013 Equity Incentive Plan [Member] | Retention RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Restricted stock units, grant date fair value | $ / shares							$ 1.86
Restricted stock units, grant date fair value | $							$ 108,498
2013 Equity Incentive Plan [Member] | Retention RSUs [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units							25,000
2013 Equity Incentive Plan [Member] | Retention RSUs [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units							58,332
2013 Equity Incentive Plan [Member] | Performance Stock Options Granted on July 29 2016 [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested											16,383
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member}
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares	$ 0.99
Weighted average exercise price per share | $ / shares	$ 1.50
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	100,000
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	200,000
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Employees and Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		550,000
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Scientific Officer and Senior Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	75,000
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Senior Medical Director and Senior Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	75,000
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											1 year
Weighted-average estimated fair value of options granted | $ / shares	$ 1.50
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units	50,000
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		175,000
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Other Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units	25,000
2013 Equity Incentive Plan [Member] | Performance RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares	$ 1.50
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units	25,000
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		175,000
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Other Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock units	25,000
2013 Equity Incentive Plan [Member] | Pre-reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized						1,000,000
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized											3,522,955		1,022,955
Stock options and RSUs issued											2,712,157		987,394
Total Shares Outstanding											2,712,157		945,912
Common stock, shares authorized											638,487		35,561
Increase in number of shares of common stock authorized for issuance		2,500,000
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized			3,068,865
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized			1,022,955
2013 Equity Incentive Plan [Member] | Inducement shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized											333,333		333,333
Stock options and RSUs issued											133,049		124,999
Total Shares Outstanding											133,049		124,999
Common stock, shares authorized											175,284		208,334
2013 Equity Incentive Plan [Member] | Inducement shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized			1,000,000
2013 Equity Incentive Plan [Member] | Inducement shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized			333,333
2013 Equity Incentive Plan [Member] | Options Vesting on One Year Anniversary [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized						66,666
Vesting period					1 year	1 year
Percentage of Overall Stock Grant Subject to Vesting					25.00%	25.00%
Stock option units remaining vesting period on Equal monthly basis					3 years	3 years
Weighted-average estimated fair value of options granted | $ / shares						$ 1.45
2013 Equity Incentive Plan [Member] | Options Vesting on Performance Achievement [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock options and RSUs authorized				33,333
Weighted-average estimated fair value of options granted | $ / shares				$ 1.26
2013 Equity Incentive Plan [Member] | Achievement of the Company's 2017 Corporate Goals [Member] | Performance Stock Options [Member} | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting											70.00%
2013 Equity Incentive Plan [Member] | Achievement of the Company's 2017 Corporate Goals [Member] | Performance RSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting											70.00%